Personnel - Disclosure of detailed information about number of people employed (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees
Number of employees	37,600	36,400	36,500
Average number of employees during the year	37,000	36,500	36,500
North America
Employees
Number of employees	14,200	14,200	14,600
Average number of employees during the year	14,300	14,500	14,700
Europe
Employees
Number of employees	9,200	9,300	10,000
Average number of employees during the year	9,200	9,600	9,900
United Kingdom
Employees
Number of employees	5,500	5,600	6,000
Average number of employees during the year	5,500	5,700	5,900
Rest of world
Employees
Number of employees	14,200	12,900	11,900
Average number of employees during the year	13,500	12,400	11,900
Operating segments
Employees
Number of employees	37,000	35,800	35,900
Average number of employees during the year	36,400	35,900	35,900
Operating segments | Risk
Employees
Number of employees	11,800	11,000	11,100
Average number of employees during the year	11,400	11,000	10,900
Operating segments | Scientific, Technical & Medical
Employees
Number of employees	9,700	9,600	9,400
Average number of employees during the year	9,700	9,500	9,500
Operating segments | Legal
Employees
Number of employees	11,900	11,600	11,500
Average number of employees during the year	11,800	11,600	11,600
Operating segments | Exhibitions
Employees
Number of employees	3,400	3,300	3,500
Average number of employees during the year	3,300	3,500	3,500
Operating segments | Print & print-related activities
Employees
Number of employees	200	300	400
Average number of employees during the year	200	300	400
Corporate/shared functions
Employees
Number of employees	600	600	600
Average number of employees during the year	600	600	600